STOCKHOLDERS' EQUITY (Narrative) (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended								84 Months Ended	87 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended								12 Months Ended					12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended								12 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended
	May 31, 2012	May 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Sep. 30, 2012	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2011 Maximum [Member]	Jun. 30, 2012 Related Party [Member]	Jun. 30, 2011 Related Party [Member]	Jun. 30, 2011 POSCO Canada Ltd. [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member] Maximum [Member]	Jun. 30, 2012 MIZ [Member]	Jun. 30, 2011 MIZ [Member]	Jun. 30, 2010 Non Statutory Options [Member]	Jun. 30, 2011 Class E Warrant [Member]	Mar. 02, 2011 Class E Warrant [Member]	Jun. 30, 2011 Class F Warrant [Member]	Jun. 30, 2011 First 2010 Unit Offering Warrants [Member] Second Closing Of Units Offering [Member]	Jun. 30, 2011 Second 2010 For D Units [Member]	Jun. 30, 2012 G Units 2011 [Member]	Jun. 30, 2011 G Units 2011 [Member]	Mar. 22, 2011 G Units 2011 [Member]	Dec. 09, 2010 G Units 2011 [Member]	Dec. 22, 2009 Consulting Services, One [Member]	Jun. 30, 2011 Finder Fees per Compensation Modification Agreement [Member]	Jun. 30, 2011 Legal Fees and Expenses [Member]	Jun. 30, 2011 Potential Claim Settlement [Member]	Jun. 30, 2011 Vendor Services [Member]	Jun. 30, 2012 Vendor Services [Member]	Jun. 30, 2012 Consulting Services Three [Member]	May 31, 2012 Consulting Services Four [Member]	Mar. 31, 2012 Consulting Services Four [Member]	Jun. 30, 2012 Consulting Services Four [Member]	Jun. 30, 2012 Consulting Services Five [Member]	Jun. 30, 2011 Investment Contracts [Member]	Jun. 30, 2011 Consideration for Entering into Investment Agreement [Member]	Jun. 30, 2011 Acquisition of Mineral Rights from Alfredo [Member]	Aug. 03, 2010 Acquisition of Mineral Rights from Alfredo [Member]	Jun. 30, 2011 Acquisition of Mineral Rights from Maricunga [Member]	Jun. 02, 2011 Acquisition of Mineral Rights from Maricunga [Member]	Jun. 30, 2012 Settlement Agreement with Puna [Member]	Jun. 30, 2011 Settlement Agreement with Puna [Member]	Jun. 30, 2012 Lacus Claims Settlement Agreement [Member]	Nov. 24, 2011 Lacus Claims Settlement Agreement [Member]	Jun. 30, 2010 Lacus Claims Settlement Agreement [Member]	Jun. 30, 2010 Consulting Arrangement [Member]	Jun. 30, 2010 Consulting Arrangement [Member]	Jun. 30, 2010 Consulting Arrangement [Member] Equity Incentive Plan 2009 [Member]	Jun. 30, 2011 Warrant Inducement [Member]	Jun. 30, 2011 Chief Executive Officer [Member]	Jun. 30, 2012 Vice President of Finance [Member]	Jun. 30, 2005 Director [Member]	Jun. 30, 2011 Director [Member]	Jun. 30, 2008 Director [Member]	Jun. 30, 2006 Director [Member]	Jun. 30, 2010 Newly Appointed Director [Member] Non Statutory Options [Member]	Jun. 30, 2010 Newly Appointed Director Two [Member] Non Statutory Options [Member]
Common stock, shares authorized			990,000,000		990,000,000	990,000,000							990,000,000	990,000,000															4,000,000			10,000,000
Fair Market Value Of Common Stock Issued																				$ 0.21												$ 0.27		$ 0.39					$ 0.22				$ 0.13		$ 0.3	$ 0.23		$ 0.39		$ 0.25		$ 0.32		$ 0.39
Stock-based compensation			$ 178,120	$ 204,745	$ 649,580	$ 2,668,520							$ 4,458,047	$ 4,636,167								$ 114,420	$ 186,090																	$ 103,830
Professional Fees																																			105,000
Stock issued for services			27,403		135,200	1,030,599	806,250																												385,000	234,199	385,000	26,400		233,333	250,000	250,000	500,000	540,000
Stock issued for services, shares					1,573,333	5,603,501	2,625,000	0	0	0	0	0																							1,000,000	608,310	1,000,000	120,000			65,000			70,200																	250,000
General and administrative expenses			1,144,205	1,250,196	6,996,043	5,448,667							15,395,323	16,540,997																					280,000		385,000								26,129	358,339															11,500
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units																																																												154,000	34,500
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units, shares																																																												700,000	250,000
Restricted Stock Price Issue																																																												$ 0.22	$ 0.13
Stock Based Compensation Expense, Recording Service Period																																																												3 years	3 years
Criteria For Making Puts Under Investment Agreement In Terms Of Duration						24 months
Aggregate Gross Sales Price Of Puts Under Investment Agreement						10,000,000
Stock Issued During Period, Shares, Other																							1,000,000																						87,096						6,000,000						200,000	50,000
Stock issued for acquisition of mineral rights, shares																																															10,000,000
Stock issued for acquisition of mineral rights						3,900,000	3,640,000																																								3,900,000
Stock Issued During Period, Value, Other																																														1,551,253					1,920,000
Claim Settlement Payable																																																	127,500,000					150,000
Number of Common Stock Shares Agreed to Settle Claims																																																	31,875,000					500,000
Value of Common Stock Shares Agreed to Settle Claims																																																						192,500
Accrued Liabilities																																																							765,000
Gain (Loss) Related to Litigation Settlement																																																					422,500
Common stock, par value per share			$ 0.001		$ 0.001	$ 0.001							$ 0.001	$ 0.001																		$ 0.001	$ 0.001
Stock Issued During Period, Value, Issued for Cash																																																														3,750		50,000	50,000
Shares					42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672																																																		35,526,336		2,631,595	47,386,454
Offering Price Per Unit							$ 0.25	$ 0.0	$ 0.019	$ 0.0	$ 0.0011	$ 0.0001			$ 0.21	$ 0.27													$ 0.05			$ 0.27
Warrant Exercise Price Per Share																												$ 0.25			$ 0.4
Number of Units Sold During Period					47,619,000
Proceeds From Units Sold					10,000,000																								200,000
Proceeds from Issuance of Warrants					3,779,978
Number Of Additional Warrants Issued As Compensation To Finders and Placement Agents																												140,000
Placement Agent Fees																												35,000
Cashless exercise of $0.05 per share D warrants, shares																																																											7,623,336
Cashless exercise of $0.05 per share D warrants						515
Percentage Of Penalties On Investment						2.00%
Maximum Percentage Of Penalties On Investment						10.00%
Registration Payment Arrangement, Accrual Carrying Value																														530,243	38,750
Warrants - Outstanding number of shares			160,395,482	89,284,712	89,284,712	54,200,565	18,493,150						89,284,712	160,395,482												12,389,996
Additional Number Of Warrants Issued As Incentive																									0.5
Warrant Exercise Price			0.23	0.25	0.37	0.35	0.66						0.37	0.23													0.5
Proceeds from exercise of warrants				200,000	210,000	1,433,575							1,643,575	1,643,575													1,143,550
Common Stock Issuable Upon Exercise Of Warrants			160,395,482	89,484,712										160,395,482													3,811,671
Warrant modification expense			171,150			(1,068,320)							(1,068,320)	1,239,470
Proceeds from issuance of common stock, net			9,499,990	7,314,069	7,314,069	7,935,828							19,446,717	28,946,707
Amendment Of Maximum Shares Issuable Under Plan		30,000,000
Stock Issued During Period, Shares, New Issues																																																																		500,000	50,000
Stock Option Exercise Price																																																									$ 0.32	$ 1.0								$ 0.25	$ 0.25
Stock Option Price On Grant Date							$ 0.46																$ 0.38																																		$ 0.67
Exercised - Aggregate Intrinsic Value																							0	126,000																																114,783	70,000
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period Description																							These options vest in three equal installments on each of the first, second and third anniversaries of the date of grant and expire after ten years.																																	0
Stock Issued During Period, Shares, Share-based Compensation, Forfeited																																																															50,000
Stock Option Exercise Period																																																									5 years	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value							0																																																			37,091
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 0.13	$ 0.34
Allocated Share-based Compensation Expense			16,003		121,210	283,759								4,636,167			121,210	186,090	114,420				186,090
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized						77,670
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition					1 year 6 months 15 days
Warrants and Rights Outstanding, Intrinsic value						70,000
Liquidated Damage Percentage															10.00%						10.00%
Percentage Of Common Stock Issued and Outstanding						10.00%
Amount of Capitalization under Investor Rights Agreement with POSCO						250,000,000
Aggregate Indebtedness under Investor Rights Agreement with POSCO						$ 1,000,000
Stock Warrants Exercised During Period, Number				4,000,000	4,200,000	14,023,336
Stock Issued During Period, Shares, Restricted Stock Award, Gross	900,000	900,000